Earnings per ordinary share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Basic earnings per share [abstract]
Net earnings attributable to owners of Rio Tinto	$ 10,058	$ 12,392		$ 21,115
Weighted average number of shares (in shares)	1,621.4	1,619.8		1,618.4
Basic earnings per ordinary share (in usd per share)	$ 6.203	$ 7.650	[1]	$ 13.047	[1]
Diluted earnings per share [abstract]
Effect of dilutive securities shares (in shares)	10.1	9.8		10.5
Net earnings attributable to owners of Rio Tinto	$ 10,058	$ 12,392		$ 21,115
Weighted average number of shares (in shares)	1,631.5	1,629.6		1,628.9
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (in usd per share)	$ 6.165	$ 7.604	[1]	$ 12.963	[1]
Cross holdings of shares (in shares)	0.0	0.0		0.0
Rio Tinto plc
Basic earnings per share [abstract]
Weighted average number of shares (in shares)	1,250.5	1,248.9		1,247.4
Rio Tinto Limited
Basic earnings per share [abstract]
Weighted average number of shares (in shares)	370.9	370.9		371.0

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.